Income taxes (FY) (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income taxes [Abstract]
Current income tax expense	$ 0	$ 0	$ 0	$ 0
Deferred income tax expense	$ 0	$ 0	0	0
Deferred tax assets			$ 3,384,000	0
Deferred tax liabilities				$ 0
Federal statutory rate			21.00%